Related party (Details) - Note Payable Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Unsecured Note Payable	$ 13,154,931	$ 13,154,931
Repayment	(12,314,895)	0
Less fair value adjustment on extinguishment	(960,000)	(2,175,208)
Plus fair value adjustment	119,964	0
Total unsecured note payable	0	10,979,723
Less current portion	0	0
Unsecured note payable, net of current portion	$ 0	$ 10,979,723